Financial Instruments - Summary of Earnings Impact of (Gains) Losses from Risk Management Positions (Parenthetical) (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Realized loss	$ 0	$ 0	$ 33,000,000